Note 8. Goodwill and Intangible Assets (Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Line Items]
Amortizable intangible assets, Gross Carrying Amount	$ 582.6	$ 48.9
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System	(21.9)	(28.4)
Amortizable intangible assets, Net Carrying Amount	560.7	20.5
Indefinite lived assets, Gross Carrying Amount	119.1	133.5
Indefinite lived assets, Accumulated Amortization or Allocated to Solar Energy System	(93.4)	(62.2)
Indefinite lived assets, Net Carrying Amount	25.7	71.3
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Amortization, 2015	35.8
Amortization, 2016	35.9
Amortization, 2017	34.9
Amortization, 2018	34.5
Amortization, 2019	33.3
Power Plant Development Arrangements [Member]
Intangible Assets [Line Items]
Indefinite lived assets, Gross Carrying Amount	116.0	132.6
Indefinite lived assets, Accumulated Amortization or Allocated to Solar Energy System	(93.4)	(62.2)
Indefinite lived assets, Net Carrying Amount	22.6	70.4
Other Intangible Assets [Member]
Intangible Assets [Line Items]
Indefinite lived assets, Gross Carrying Amount	3.1	0.9
Indefinite lived assets, Accumulated Amortization or Allocated to Solar Energy System	0	0
Indefinite lived assets, Net Carrying Amount	3.1	0.9
Power Purchase Agreements [Member]
Intangible Assets [Line Items]
Amortizable intangible assets, Weighted-Average Amortization Period	20 years
Amortizable intangible assets, Gross Carrying Amount	552.9	0
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System	(12.8)	0
Amortizable intangible assets, Net Carrying Amount	540.1	0
Other Intangible Assets [Member]
Intangible Assets [Line Items]
Amortizable intangible assets, Weighted-Average Amortization Period	6 years
Amortizable intangible assets, Gross Carrying Amount	29.7	48.9
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System	(9.1)	(28.4)
Amortizable intangible assets, Net Carrying Amount	$ 20.6	$ 20.5